Net debt - Summary of Analysis of changes in consolidated net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [Line Items]
Net debt, beginning balance	$ (5,491)	$ (4,231)
Net debt, foreign exchange adjustment	42	(4)
Net debt, net cash movements excluding exchange movements	(7,184)
Net debt, cash movements excluding exchange movements		(711)
Net debt, newly consolidated operations	(1,306)
Net debt, other non-cash movements	(423)	(545)
Net debt, ending balance	(14,362)	(5,491)
Overdrafts	7	11
Highly liquid financial assets held in managed investment funds classified as held for trading	363	212
Borrowings excluding overdrafts
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(12,431)	(13,000)
Financial liabilities, foreign exchange adjustment	(53)	57
Financial liabilities, net cash movements excluding exchange movements	(7,816)
Financial liabilities, cash movements excluding exchange movements		494
Financial liabilities, newly consolidated operations	(1,553)
Financial liabilities,, other non-cash movements	(71)	18
Financial liabilities, ending balance	(21,924)	(12,431)
Lease liabilities
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(1,413)	(1,351)
Financial liabilities, foreign exchange adjustment	(60)	69
Financial liabilities, net cash movements excluding exchange movements	522
Financial liabilities, cash movements excluding exchange movements		455
Financial liabilities, newly consolidated operations	(46)
Financial liabilities,, other non-cash movements	(589)	(586)
Financial liabilities, ending balance	(1,586)	(1,413)
Derivatives related to net debt
Disclosure of financial liabilities [Line Items]
Financial liabilities, beginning balance	(343)	(429)
Financial liabilities, foreign exchange adjustment	46	(30)
Financial liabilities, net cash movements excluding exchange movements	(14)
Financial liabilities, cash movements excluding exchange movements		104
Financial liabilities, newly consolidated operations	0
Financial liabilities,, other non-cash movements	231	12
Financial liabilities, ending balance	(80)	(343)
Cash and cash equivalents including overdrafts
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	8,484	9,672
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	95	(99)
Cash and cash equivalents including overdrafts and other investments, net cash movements excluding exchange movements	(7)
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements		(1,089)
Cash and cash equivalents including overdrafts and other investments, newly consolidated operations	293
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	0	0
Cash and cash equivalents including overdrafts and other investments, ending balance	8,865	8,484
Other investments
Disclosure of financial liabilities [Line Items]
Cash and cash equivalents including overdrafts and other investments, beginning balance	212	877
Cash and cash equivalents including overdrafts and other investments, foreign exchange adjustment	14	(1)
Cash and cash equivalents including overdrafts and other investments, net cash movements excluding exchange movements	131
Cash and cash equivalents including overdrafts and other investments, cash movements excluding exchange movements		(675)
Cash and cash equivalents including overdrafts and other investments, newly consolidated operations	0
Cash and cash equivalents including overdrafts and other investments, other non-cash movements	6	11
Cash and cash equivalents including overdrafts and other investments, ending balance	$ 363	$ 212